General (Narrative) (Details) - USD ($)	1 Months Ended			3 Months Ended				12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Apr. 30, 2015	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2015	Nov. 30, 2010
Business Acquisition [Line Items]
Goodwill		$ 616,997,000						$ 646,715,000	$ 616,997,000
Acquired other intangible assets		26,012,000							26,012,000
Operating expenses								678,620,000	660,607,000	$ 628,475,000
Impairment loss								0	86,000	0
Gain on sale of property, plant and equipment								2,440,000	$ 3,347,000	(1,742,000)
Holding Percentage Of Share Capital Issued							90.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain							$ 6,000
A Canadian Company
Business Acquisition [Line Items]
Ownership interest acquired	100.00%
Purchase price	$ 20,200,000
Purchase price contingent consideration	10,500,000
Goodwill	9,500,000
Acquired other intangible assets	$ 9,500,000
A Brazilian Company
Business Acquisition [Line Items]
Ownership interest acquired	100.00%
Purchase price	$ 23,000,000
Purchase price contingent consideration	9,700,000
Goodwill	15,600,000
Acquired other intangible assets	$ 12,300,000
An Israeli Company
Business Acquisition [Line Items]
Ownership interest acquired			100.00%
Purchase price			$ 24,000,000							154,000,000
Purchase price contingent consideration										$ 40,000,000
Goodwill			8,300,000
Technology			$ 9,300,000
NiceSystems
Business Acquisition [Line Items]
Goodwill											$ 111,142,000
Decrease in contingent consideration liability		$ 4,000,000						$ 31,200,000
Federmann Group
Business Acquisition [Line Items]
Ownership percentage								45.80%
Israeli Subsidiary
Business Acquisition [Line Items]
Gain on revaluation of investment in subsidiary				$ 10,500,000		$ 7,000,000
Subsidiary M
Business Acquisition [Line Items]
Payments to Acquire Interest in Joint Venture					$ 13,400,000
Subsidiary A
Business Acquisition [Line Items]
Ownership percentage								50.00%
Subsidiary B
Business Acquisition [Line Items]
Ownership percentage								50.00001%
Noncontrolling Interest, Ownership Percentage by Parent												49.00%
Noncontrolling Interest, Additional Ownership Interest Acquired								10.00%
Payments to Acquire Additional Interest in Subsidiaries								$ 1,300,000
Subsidiary C
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent								40.00%
Wholly-Owned U.K Subsidiary | Corporate Joint Venture | Subsidiary M
Business Acquisition [Line Items]
Joint Venture, Ownership Percentage					50.00%
Kellogg Brown & Root Limited | Corporate Joint Venture | Subsidiary M
Business Acquisition [Line Items]
Joint Venture, Ownership Percentage					50.00%